Income Taxes (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets:
Net operating losses carry forwards	$ 3,686,219	$ 1,783,067
Gross deferred tax assets	389,316	178,318
Less: valuation allowance	(389,316)	(178,318)
Net deferred tax assets